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                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject:     Nationwide Variable Account-II
             Nationwide Life Insurance Company
             SEC File No.  2-75059
             CIK No.  0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 35 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2001.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Michael R. Moser

Michael Moser, Esq.
Compliance Specialist